UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2016

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 92.5%
Airlines - 1.0%
AirAsia Berhad	73,400	$45,358
China Southern Airlines Co. Ltd., “H”	40,000	23,001
Copa Holdings S.A., “A”	406	36,081
Zhejiang Expressway Co. Ltd., “H”	14,000	14,985

		$119,425
Alcoholic Beverages - 1.4%
China Resources Enterprise Ltd. (a)	60,000	$127,016
Thai Beverage PLC	51,000	31,076

		$158,092
Apparel Manufacturers - 1.3%
Arezzo Industria e Comercio S.A.	5,100	$41,469
Formosa Taffeta Co. Ltd.	27,000	25,316
Li & Fung Ltd.	72,000	31,515
Pou Chen Corp.	41,000	51,198

		$149,498
Automotive - 3.5%
Geely Automobile Holdings Ltd.	35,000	$36,119
Great Wall Motor Co. Ltd.	35,500	33,326
Hyundai Mobis	142	30,198
Hyundai Motor Co. Ltd.	1,498	171,058
Kia Motors Corp.	4,479	143,165

		$413,866
Business Services - 1.2%
Cognizant Technology Solutions Corp., “A” (a)	994	$54,750
Infosys Technologies Ltd., ADR	2,784	40,312
TravelSky Technology Ltd.	8,000	16,770
WNS (Holdings) Ltd., ADR (a)	1,337	33,465

		$145,297
Cable TV - 1.1%
Naspers Ltd.	890	$129,911

Computer Software - Systems - 2.2%
Asustek Computer, Inc.	10,000	$82,387
Hon Hai Precision Industry Co. Ltd.	66,300	169,450

		$251,837
Construction - 0.7%
CEMEX S.A.B. de C.V. (a)	99,241	$77,219

Consumer Products - 0.6%
LG Household & Health Care Ltd.	100	$67,578

Consumer Services - 1.1%
China Maple Leaf Educational Systems	40,000	$25,317
Kroton Educacional S.A.	24,800	105,959

		$131,276

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 0.6%
Shanghai Electric Group Co. Ltd., “H” (a)	142,000	$68,359

Electronics - 11.8%
Largan Precision Co. Ltd.	1,000	$114,918
Samsung Electronics Co. Ltd.	406	600,705
SK Hynix, Inc.	2,220	80,873
Taiwan Semiconductor Manufacturing Co. Ltd.	101,000	578,712

		$1,375,208
Energy - Independent - 1.7%
China Shenhua Energy Co. Ltd.	42,500	$87,848
CNOOC Ltd.	54,000	71,129
PTT Exploration & Production Ltd.	14,500	33,528

		$192,505
Energy - Integrated - 4.4%
China Petroleum & Chemical Corp.	230,000	$165,599
LUKOIL PJSC, ADR	4,566	223,734
OAO Gazprom, ADR	25,995	119,811

		$509,144
Engineering - Construction - 2.5%
China Communications Construction Co. Ltd.	49,000	$58,652
China Railway Group Ltd., “H”	30,000	27,022
Highwealth Construction Corp.	17,000	25,495
Hyundai Heavy Industries Co. Ltd.	1,519	53,663
Promotora y Operadora de Infraestructura S.A.B. de C.V.	10,769	94,893
Sinopec Engineering (Group) Co. Ltd. “H”	31,000	26,778

		$286,503
Food & Beverages - 1.0%
AVI Ltd.	10,512	$64,808
Uni-President Enterprises Corp.	32,000	54,717

		$119,525
Food & Drug Stores - 2.6%
Almacenes Exito S.A.	8,200	$38,138
CP All PLC	80,400	135,767
Dairy Farm International Holdings Ltd.	6,300	44,100
Sun Art Retail Group Ltd.	97,000	82,287

		$300,292
Forest & Paper Products - 1.1%
Fibria Celulose S.A.	13,800	$126,532

Furniture & Appliances - 0.2%
Coway Co. Ltd.	340	$24,576

Gaming & Lodging - 0.3%
Genting Berhad	20,900	$37,251

Health Maintenance Organizations - 0.8%
Qualicorp S.A.	16,800	$91,152

Insurance - 4.5%
Cathay Financial Holding Co. Ltd.	95,000	$139,789
Fubon Financial Holding Co. Ltd.	31,000	48,096

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Korean Reinsurance Co.	3,856	$37,798
Liberty Holdings Ltd.	6,554	51,575
PICC Property & Casualty Co. Ltd.	62,000	103,702
Samsung Fire & Marine Insurance Co. Ltd.	381	95,754
Shin Kong Financial Holding Co. Ltd. (a)	176,000	45,442

		$522,156
Internet - 7.5%
Alibaba Group Holding Ltd., ADR (a)	4,104	$385,858
Baidu, Inc., ADR (a)	138	23,039
NAVER Corp.	193	131,743
Tencent Holdings Ltd.	13,300	331,156

		$871,796
Machinery & Tools - 1.7%
China Infrastructure Machinery Holdings Ltd.	260,000	$51,621
Far Eastern New Century Corp.	75,000	55,298
Hyundai Mipo Dockyard Co. Ltd. (a)	508	27,134
Weichai Power Co. Ltd., “H”	43,000	69,297

		$203,350
Major Banks - 3.3%
Banco do Brasil S.A.	5,000	$42,134
Bank of China Ltd.	279,000	126,708
Industrial & Commercial Bank of China, “H”	359,000	219,363

		$388,205
Medical & Health Technology & Services - 0.5%
Sinopharm Group Co. Ltd., “H”	13,600	$63,378

Metals & Mining - 3.0%
Gerdau S.A., ADR	17,785	$71,851
Grupo Mexico S.A.B. de C.V., “B”	23,761	65,015
POSCO	374	80,063
Ternium S.A., ADR	5,626	137,781

		$354,710
Other Banks & Diversified Financials - 14.5%
Agricultural Bank of China Ltd., “H”	119,000	$49,778
Banco Santander S.A., IEU	8,163	67,968
Bangkok Bank Public Co. Ltd.	7,800	34,482
Bank of Communications Co. Ltd.	41,000	31,448
China Construction Bank	412,000	306,398
China Minsheng Banking Corp. Ltd.	40,000	45,175
Chongqing Rural Commercial Bank Co. Ltd., “H”	34,000	21,252
Credicorp Ltd.	981	153,713
First Gulf Bank PJSC	10,627	33,564
FirstRand Ltd.	43,164	154,842
Hana Financial Group, Inc.	1,530	42,369
HDFC Bank Ltd., ADR	1,072	69,165
Itau Unibanco Holding S.A., ADR	11,321	117,059
OTP Bank PLC	1,703	45,902
Sberbank of Russia, ADR	21,401	214,545
Shinhan Financial Group Co. Ltd.	2,320	87,517
Turkiye Garanti Bankasi A.S.	23,156	48,920

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Turkiye Is Bankasi A.S., “C”	81,933	$114,508
Turkiye Sinai Kalkinma Bankasi A.S.	63,770	23,118
Union National Bank	23,915	29,301

		$1,691,024
Pharmaceuticals - 1.3%
Gedeon Richter PLC	1,650	$32,953
Genomma Lab Internacional S.A., “B” (a)	108,914	116,399

		$149,352
Precious Metals & Minerals - 0.3%
Gold Fields Ltd., ADR	11,670	$35,827

Real Estate - 2.8%
Aldar Properties PJSC	144,818	$97,786
Atrium European Real Estate Ltd.	15,547	63,768
China Resources Land Ltd.	12,000	29,193
Guangzhou R&F Properties Co. Ltd., “H”	40,400	51,356
Metro Pacific Investments Corp.	410,400	51,166
SM Prime Holdings, Inc.	69,028	36,783

		$330,052
Specialty Chemicals - 2.5%
Cosan S.A. Industria e Comercio	4,811	$56,161
LG Chem Ltd.	427	82,730
PTT Global Chemical PLC	84,000	147,143

		$286,034
Specialty Stores - 0.3%
CJ Home Shopping	232	$32,725

Telecommunications - Wireless - 1.4%
Advanced Info Service PLC	17,400	$70,469
China Mobile Ltd.	8,500	92,958

		$163,427
Telephone Services - 3.7%
China Communications Services Corp. Ltd., “H”	88,000	$51,976
Hellenic Telecommunications Organization S.A.	2,969	27,062
KT Corp., ADR	2,796	38,781
PT Telekomunikasi Indonesia	412,000	115,251
PT XL Axiata Tbk (a)	342,250	58,232
Telefonica Brasil S.A., ADR	7,422	96,857
Telkom S.A. Ltd.	9,785	48,385

		$436,544
Tobacco - 1.1%
British American Tobacco	3,400	$33,650
PT Gudang Garam Tbk	20,500	97,696

		$131,346
Trucking - 1.2%
Emergent Capital, Inc.	11,748	$141,510

4

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 1.8%
Equatorial Energia S.A.		3,100	$48,113
Korea Electric Power Corp.		2,272	89,960
Tenaga Nasional Berhad		10,000	31,438
Terna Participacoes S.A., IEU		7,260	39,820

			$209,331
Total Common Stocks			$10,785,813
	First Exercise
Warrants - 4.5%
Cable TV - 0.4%
Merrill Lynch International & Co. (Dish TV India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	5/23/18	35,547	$46,759

Energy - Independent - 0.8%
Merrill Lynch International & Co. (Hindustan Petroleum Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	11/12/19	6,371	$43,769
Merrill Lynch International & Co. (Coal India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/13/19	10,992	49,701

			$93,470
Other Banks & Diversified Financials - 0.5%
Merrill Lynch International & Co. (Rural Electrification Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	12/21/18	28,522	$57,241

Telecommunications - Wireless - 1.0%
Merrill Lynch International & Co. (Bharti Airtel Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	5/29/18	23,809	$112,536

Tobacco - 1.1%
Merrill Lynch International & Co. (ITC Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/22/18	38,395	$129,207

Utilities - Electric Power - 0.7%
Merrill Lynch International & Co. (NTPC Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/14/16	33,817	$80,484
Total Warrants			$519,697

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.46% (v)		304,407	$304,407
Total Investments			$11,609,917

Other Assets, Less Liabilities - 0.4%			44,983
Net Assets - 100.0%			$11,654,900

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $360,402, representing 3.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Merrill Lynch International & Co. (Bharti Airtel Ltd. - Zero Strike Warrant (1 share for 1 warrant)) 5/29/2018	10/13/16-11/18/16	$110,946	$112,536
Merrill Lynch International & Co. (Dish TV India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) 5/23/2018	9/21/16-11/18/16	52,321	46,759
Total Restricted Securities			$159,295
% of Net assets			1.4%

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PJSC	Public Joint Stock Company
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$879,197	$2,038,667	$—	$2,917,864
South Korea	451,735	1,466,655	—	1,918,390
Taiwan	323,395	1,067,423	—	1,390,818
Brazil	905,075	—	—	905,075
India	142,942	519,697	—	662,639
South Africa	626,858	—	—	626,858
Russia	558,090	—	—	558,090
Thailand	—	452,465	—	452,465
Mexico	353,526	—	—	353,526
Other Countries	1,030,545	489,240	—	1,519,785
Mutual Funds	304,407	—	—	304,407
Total Investments	$5,575,770	$6,034,147	$—	$11,609,917

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $4,748,228 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$11,312,030
Gross unrealized appreciation	745,549
Gross unrealized depreciation	(447,662)
Net unrealized appreciation (depreciation)	$297,887

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	591,481	4,174,024	(4,461,098)	304,407

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1	$—	$290	$304,407

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2016, are as follows:

China	25.1%
South Korea	16.5%
Taiwan	12.0%
Brazil	7.8%
India	5.7%
South Africa	5.4%
Russia	4.8%
Thailand	3.9%
United States	3.2%
Other Countries	15.6%

8

QUARTERLY REPORT

November 30, 2016

MFS® BLENDED RESEARCH®

GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.5%
Aerospace - 2.7%
Leidos Holdings, Inc.	875	$44,800
Northrop Grumman Corp.	303	75,644

		$120,444
Airlines - 1.6%
Aena S.A.	235	$31,158
Air Canada (a)	4,109	41,295

		$72,453
Apparel Manufacturers - 1.2%
PVH Corp.	519	$54,983

Automotive - 2.6%
General Motors Co.	704	$24,309
Hyundai Motor Co. Ltd.	233	26,606
Kia Motors Corp.	1,260	40,274
Magna International, Inc.	635	25,686

		$116,875
Biotechnology - 2.7%
Bavarian Nordic A/S (a)	661	$21,420
Celgene Corp. (a)	554	65,655
Gilead Sciences, Inc.	422	31,101

		$118,176
Business Services - 3.2%
Accenture PLC, “A”	236	$28,185
Ashtead Group PLC	2,724	53,408
Global Payments, Inc.	857	58,747

		$140,340
Cable TV - 2.9%
Charter Communications, Inc., “A” (a)	256	$70,479
Comcast Corp., “A”	829	57,624

		$128,103
Chemicals - 1.1%
LyondellBasell Industries N.V., “A”	553	$49,947

Computer Software - 2.0%
Adobe Systems, Inc. (a)	361	$37,114
Intuit, Inc.	456	51,838

		$88,952
Computer Software - Systems - 2.2%
Apple, Inc.	169	$18,678
Hitachi Ltd.	3,000	16,407
Hon Hai Precision Industry Co. Ltd., GDR	4,659	23,342
NICE Systems Ltd., ADR	215	14,145
Vantiv, Inc., “A” (a)	457	25,789

		$98,361
Construction - 1.3%
Owens Corning	1,151	$59,138

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 1.5%
Newell Brands, Inc.	269	$12,646
Svenska Cellulosa Aktiebolaget	1,982	52,866

		$65,512
Containers - 0.9%
Brambles Ltd.	4,585	$39,954

Electrical Equipment - 2.2%
Mitsubishi Electric Corp.	1,000	$14,083
Schneider Electric S.A.	463	30,826
Siemens AG	464	52,423

		$97,332
Electronics - 3.9%
Samsung Electronics Co. Ltd.	59	$87,295
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,875	85,359

		$172,654
Energy - Independent - 3.7%
EOG Resources, Inc.	295	$30,243
Galp Energia SGPS S.A., “B”	2,451	33,160
Occidental Petroleum Corp.	370	26,403
Rice Energy, Inc. (a)	2,121	51,646
Valero Energy Corp.	405	24,932

		$166,384
Energy - Integrated - 2.2%
BP PLC	6,622	$38,067
LUKOIL PJSC, ADR	537	26,313
Royal Dutch Shell PLC, “B”	1,285	34,061

		$98,441
Food & Beverages - 3.5%
Archer Daniels Midland Co.	940	$40,636
Bakkafrost P/f	801	33,776
J.M. Smucker Co.	124	15,618
Marine Harvest	2,224	39,994
Nestle S.A.	139	9,351
Tyson Foods, Inc., “A”	246	13,975

		$153,350
Food & Drug Stores - 1.0%
Wesfarmers Ltd.	1,496	$46,207

Gaming & Lodging - 0.7%
Carnival Corp.	627	$32,234

Health Maintenance Organizations - 1.1%
Anthem, Inc.	340	$48,460

Insurance - 5.0%
MetLife, Inc.	1,377	$75,749
Prudential Financial, Inc.	590	59,354
Sony Financial Holdings, Inc.	2,700	39,993
Tokio Marine Holding, Inc.	1,100	48,380

		$223,476

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 3.8%
Alibaba Group Holding Ltd., ADR (a)	160	$15,043
Alphabet, Inc., “A” (a)	108	83,795
Alphabet, Inc., “C” (a)	31	23,499
Facebook, Inc., “A” (a)	376	44,526

		$166,863
Machinery & Tools - 0.7%
Glory Ltd.	900	$29,811

Major Banks - 7.8%
Bank of China Ltd.	56,000	$25,432
BNP Paribas	1,168	67,812
Goldman Sachs Group, Inc.	152	33,332
JPMorgan Chase & Co.	1,256	100,694
Royal Bank of Canada	298	19,318
Sumitomo Mitsui Financial Group, Inc.	1,500	56,516
Toronto-Dominion Bank	919	43,491

		$346,595
Medical & Health Technology & Services - 1.2%
HCA Holdings, Inc. (a)	767	$54,373

Medical Equipment - 0.4%
Nihon Kohden Corp.	800	$18,286

Metals & Mining - 1.4%
Rio Tinto Ltd.	1,722	$64,422

Natural Gas - Distribution - 0.5%
Engie	1,685	$20,805

Network & Telecom - 1.4%
Cisco Systems, Inc.	2,097	$62,533

Oil Services - 0.6%
Technip	382	$26,462

Other Banks & Diversified Financials - 4.9%
China Construction Bank	31,000	$23,054
Credicorp Ltd.	154	24,130
DBS Group Holdings Ltd.	4,300	52,511
Discover Financial Services	832	56,385
UBS AG	3,752	59,673

		$215,753
Pharmaceuticals - 5.9%
Bayer AG	392	$36,806
Bristol-Myers Squibb Co.	834	47,071
Eli Lilly & Co.	866	58,126
Merck & Co., Inc.	1,237	75,692
Shionogi & Co. Ltd.	900	42,559

		$260,254
Precious Metals & Minerals - 0.9%
Anglogold Ashanti Ltd. (a)	1,805	$19,918
Barrick Gold Corp.	1,259	18,910

		$38,828

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - 0.4%
Transcontinental, Inc., “A”	1,395	$19,368

Railroad & Shipping - 0.9%
Canadian National Railway Co.	603	$40,298

Real Estate - 2.4%
Medical Properties Trust, Inc., REIT	2,144	$25,556
Mid-America Apartment Communities, Inc., REIT	137	12,553
Store Capital Corp., REIT	1,357	33,545
Washington Prime Group, Inc., REIT	3,410	34,168

		$105,822
Restaurants - 0.9%
Brinker International, Inc.	405	$21,510
Greggs PLC	1,613	18,204

		$39,714
Specialty Chemicals - 0.9%
Akzo Nobel N.V.	645	$40,169

Specialty Stores - 4.1%
Amazon.com, Inc. (a)	117	$87,817
AutoZone, Inc. (a)	25	19,580
Gap, Inc.	1,416	35,358
Urban Outfitters, Inc. (a)	1,290	40,764

		$183,519
Telecommunications - Wireless - 1.9%
KDDI Corp.	1,000	$26,214
SoftBank Corp.	700	41,828
Vodafone Group PLC	6,641	16,112

		$84,154
Telephone Services - 1.5%
China Unicom (Hong Kong) Ltd.	12,000	$14,503
Verizon Communications, Inc.	1,018	50,798

		$65,301
Tobacco - 3.0%
Altria Group, Inc.	1,106	$70,707
Japan Tobacco, Inc.	1,100	38,278
Philip Morris International, Inc.	252	22,247

		$131,232
Utilities - Electric Power - 2.8%
Energias de Portugal S.A.	5,239	$15,142
Exelon Corp.	1,710	55,592
Korea Electric Power Corp.	855	33,851
SSE PLC	1,014	18,714

		$123,299
Total Common Stocks		$4,329,637

Preferred Stocks - 1.6%
Other Banks & Diversified Financials - 1.2%
Itau Unibanco Holding S.A.	5,150	$53,936

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Preferred Stocks - continued
Telephone Services - 0.4%
Telecom Italia S.p.A.	30,098	$18,789
Total Preferred Stocks		$72,725

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.46% (v)	28,948	$28,948
Total Investments		$4,431,310

Other Assets, Less Liabilities - 0.2%		9,847
Net Assets - 100.0%		$4,441,157

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,336,147	$—	$—	$2,336,147
Japan	68,773	303,582	—	372,355
United Kingdom	242,987	—	—	242,987
Canada	208,366	—	—	208,366
South Korea	—	188,029	—	188,029
France	145,906	—	—	145,906
Taiwan	108,700	—	—	108,700
Germany	89,228	—	—	89,228
Australia	—	86,161	—	86,161
Other Countries	508,982	115,501	—	624,483
Mutual Funds	28,948	—	—	28,948
Total Investments	$3,738,037	$693,273	$—	$4,431,310

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $651,445 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,187,688
Gross unrealized appreciation	412,587
Gross unrealized depreciation	(168,965)
Net unrealized appreciation (depreciation)	$243,622

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	103,774	233,472	(308,298)	28,948

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$57	$28,948

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2016, are as follows:

United States	53.5%
Japan	8.4%
United Kingdom	5.5%
Canada	4.7%
South Korea	4.2%
France	3.3%
Taiwan	2.4%
Germany	2.0%
Australia	1.9%
Other Countries	14.1%

7

QUARTERLY REPORT

November 30, 2016

MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.0%
Airlines - 0.4%
Aena S.A.	5,258	$697,143

Alcoholic Beverages - 1.5%
AmBev S.A.	87,700	$444,717
China Resources Enterprise Ltd. (a)	944,000	1,998,396

		$2,443,113
Apparel Manufacturers - 2.2%
Adidas AG	11,531	$1,698,737
Burberry Group PLC	36,395	650,730
Li & Fung Ltd.	1,548,000	677,572
Pou Chen Corp.	441,000	550,691

		$3,577,730
Automotive - 4.1%
Hyundai Motor Co. Ltd.	15,973	$1,823,972
Kia Motors Corp.	53,363	1,705,675
Magna International, Inc.	45,061	1,822,717
Nissan Motor Co. Ltd.	152,200	1,430,604

		$6,782,968
Broadcasting - 0.6%
ProSiebenSat.1 Media AG	26,659	$913,610

Business Services - 1.9%
Amadeus IT Holding S.A.	17,158	$777,586
Ashtead Group PLC	25,546	500,862
Experian Group Ltd.	48,163	909,949
Itochu Corp.	67,700	935,874

		$3,124,271
Chemicals - 1.0%
Mitsubishi Chemical Holdings Corp.	253,500	$1,635,733

Computer Software - 0.6%
Open Text Corp.	15,129	$961,599

Computer Software - Systems - 3.3%
Fujitsu Ltd.	185,000	$1,117,454
Hitachi Ltd.	324,000	1,771,977
Hon Hai Precision Industry Co. Ltd., GDR	407,904	2,043,599
NICE Systems Ltd., ADR	7,148	470,267

		$5,403,297
Conglomerates - 0.7%
First Pacific Co. Ltd.	1,568,000	$1,105,460

Consumer Products - 2.0%
Reckitt Benckiser Group PLC	16,466	$1,393,330
Svenska Cellulosa Aktiebolaget	69,819	1,862,284

		$3,255,614

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 0.5%
Kroton Educacional S.A.	187,400	$800,677

Containers - 0.3%
Smurfit Kappa Group PLC	24,813	$565,408

Electrical Equipment - 4.2%
IMI PLC	103,050	$1,250,680
Legrand S.A.	41,095	2,297,501
Schneider Electric S.A.	17,434	1,160,752
Siemens AG	20,248	2,287,619

		$6,996,552
Electronics - 3.5%
Samsung Electronics Co. Ltd.	1,706	$2,524,143
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	111,721	3,316,996

		$5,841,139
Energy - Independent - 1.5%
Galp Energia SGPS S.A., “B”	145,958	$1,974,663
INPEX Corp.	46,100	454,599

		$2,429,262
Energy - Integrated - 4.9%
BP PLC	554,619	$3,188,303
China Petroleum & Chemical Corp.	1,938,000	1,395,354
Eni S.p.A.	112,399	1,565,316
LUKOIL PJSC, ADR	17,895	880,613
Suncor Energy, Inc.	35,282	1,124,085

		$8,153,671
Engineering - Construction - 2.5%
Bouygues S.A.	18,910	$641,336
Hochtief AG	11,023	1,567,821
Promotora y Operadora de Infraestructura S.A.B. de C.V.	66,231	583,609
VINCI S.A.	21,401	1,388,809

		$4,181,575
Food & Beverages - 3.7%
AVI Ltd.	98,504	$607,293
Bakkafrost P/f	63,786	2,689,685
BRF S.A.	36,800	562,002
Marine Harvest	45,292	814,476
Nestle S.A.	7,979	536,799
S Foods, Inc.	36,300	865,969

		$6,076,224
Food & Drug Stores - 2.1%
Alimentation Couche-Tard, Inc., “B”	34,039	$1,570,816
Wesfarmers Ltd.	61,988	1,914,609

		$3,485,425
Forest & Paper Products - 0.6%
Fibria Celulose S.A.	115,300	$1,057,185

Gaming & Lodging - 0.4%
Ladbrokes PLC	440,681	$684,262

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 5.1%
AMP Ltd.	203,517	$706,349
AXA	31,824	749,788
Beazley PLC	230,460	1,098,619
QBE Insurance Group Ltd.	150,819	1,244,028
Sony Financial Holdings, Inc.	32,400	479,917
Tokio Marine Holding, Inc.	38,800	1,706,484
Zurich Insurance Group AG	9,640	2,526,861

		$8,512,046
Internet - 2.0%
Alibaba Group Holding Ltd., ADR (a)	18,890	$1,776,038
Mixi, Inc.	27,700	969,634
NetEase.com, Inc., ADR	2,722	610,000

		$3,355,672
Major Banks - 9.6%
Banco do Brasil S.A.	147,600	$1,243,802
Bank of China Ltd.	2,353,000	1,068,612
BNP Paribas	44,693	2,594,812
Industrial & Commercial Bank of China, “H”	3,459,000	2,113,581
Lloyds TSB Group PLC	1,030,873	746,423
Mitsubishi UFJ Financial Group, Inc.	188,400	1,128,052
National Australia Bank Ltd.	72,341	1,548,058
Sumitomo Mitsui Financial Group, Inc.	69,200	2,607,265
Toronto-Dominion Bank	37,212	1,763,477
Westpac Banking Corp.	49,673	1,152,342

		$15,966,424
Medical & Health Technology & Services - 0.2%
Toho Holdings Co. Ltd.	18,500	$360,761

Medical Equipment - 0.8%
Nihon Kohden Corp.	40,300	$921,145
Nipro Corp.	32,400	360,485

		$1,281,630
Metals & Mining - 2.5%
POSCO	2,868	$613,960
Rio Tinto Ltd.	65,862	2,463,955
Ternium S.A., ADR	45,753	1,120,491

		$4,198,406
Natural Gas - Distribution - 0.7%
Engie	99,716	$1,231,218

Other Banks & Diversified Financials - 6.6%
China Construction Bank	2,306,000	$1,714,936
DBS Group Holdings Ltd.	184,500	2,253,107
Intesa Sanpaolo S.p.A.	749,300	1,664,529
ORIX Corp.	39,200	618,444
Sberbank of Russia, ADR	154,094	1,544,792
Turkiye Garanti Bankasi A.S.	273,550	577,906
UBS AG	163,319	2,597,490

		$10,971,204

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 6.6%
Bayer AG	24,513	$2,301,577
Gedeon Richter PLC	28,134	561,872
KYORIN Holdings, Inc.	32,400	691,134
Merck KGaA	16,927	1,696,055
Novartis AG	4,105	283,639
Roche Holding AG	9,086	2,025,963
Sanofi	13,534	1,091,722
Shionogi & Co. Ltd.	27,700	1,309,882
Teva Pharmaceutical Industries Ltd., ADR	27,350	1,031,095

		$10,992,939
Precious Metals & Minerals - 0.4%
Centamin PLC	212,819	$345,896
Sibanye Gold Ltd.	162,145	335,981

		$681,877
Printing & Publishing - 2.3%
Informa PLC	224,846	$1,827,220
Transcontinental, Inc., “A”	145,561	2,020,928

		$3,848,148
Railroad & Shipping - 1.1%
Canadian National Railway Co.	27,259	$1,821,719

Real Estate - 3.1%
Link REIT	194,000	$1,334,082
Nomura Real Estate Holdings	64,600	1,062,123
Sun Hung Kai Properties Ltd.	50,000	653,091
TAG Immobilien AG	50,734	635,566
Unibail-Rodamco, REIT	6,827	1,506,812

		$5,191,674
Restaurants - 0.8%
Greggs PLC	34,822	$392,995
Restaurant Brands International	18,238	868,521

		$1,261,516
Specialty Chemicals - 3.1%
Akzo Nobel N.V.	23,476	$1,462,009
JSR Corp.	59,900	876,040
LG Chem Ltd.	3,228	625,416
PTT Global Chemical PLC	502,800	880,758
Sumitomo Chemical Co. Ltd.	277,000	1,298,018

		$5,142,241
Telecommunications - Wireless - 2.5%
SoftBank Corp.	30,600	$1,828,487
Vodafone Group PLC	988,500	2,398,176

		$4,226,663
Telephone Services - 1.9%
BT Group PLC	279,223	$1,247,578
Nippon Television Holdings, Inc.	46,100	1,855,048

		$3,102,626

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.3%
Japan Tobacco, Inc.	46,100	$1,604,203
PT Gudang Garam Tbk	103,000	490,865

		$2,095,068
Trucking - 1.4%
Emergent Capital, Inc.	124,281	$1,497,022
Yamato Holdings Co. Ltd.	36,800	745,543

		$2,242,565
Utilities - Electric Power - 2.5%
Energias de Portugal S.A.	404,491	$1,169,064
Korea Electric Power Corp.	33,484	1,325,805
SSE PLC	89,716	1,655,726

		$4,150,595
Total Common Stocks		$160,806,910

Preferred Stocks - 1.3%
Other Banks & Diversified Financials - 0.8%
Itau Unibanco Holding S.A.	131,840	$1,380,752

Telephone Services - 0.5%
Telecom Italia S.p.A.	1,353,973	$845,220
Total Preferred Stocks		$2,225,972

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.46% (v)	2,040,489	$2,040,489
Total Investments		$165,073,371

Other Assets, Less Liabilities - 0.5%		793,307
Net Assets - 100.0%		$165,866,678

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,309,882	$27,324,995	$—	$28,634,877
United Kingdom	20,754,706	—	—	20,754,706
France	12,662,751	—	—	12,662,751
Canada	11,953,863	—	—	11,953,863
Germany	11,100,985	—	—	11,100,985
China	4,384,424	6,292,483	—	10,676,907
South Korea	625,416	7,993,555	—	8,618,971
Switzerland	7,970,753	—	—	7,970,753
Australia	1,950,378	4,615,010	—	6,565,388
Other Countries	35,570,148	8,523,533	—	44,093,681
Mutual Funds	2,040,489	—	—	2,040,489
Total Investments	$110,323,795	$54,749,576	$—	$165,073,371

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $49,884,574 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$169,640,690
Gross unrealized appreciation	5,336,623
Gross unrealized depreciation	(9,903,942)
Net unrealized appreciation (depreciation)	$(4,567,319)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,620,081	8,504,247	(11,083,839)	2,040,489

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1	$—	$3,306	$2,040,489

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2016, are as follows:

Japan	17.3%
United Kingdom	12.5%
France	7.6%
Canada	7.2%
Germany	6.7%
China	6.4%
South Korea	5.2%
Switzerland	4.8%
Australia	4.0%
Other Countries	28.3%

7

QUARTERLY REPORT

November 30, 2016

MFS® GLOBAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%
Aerospace - 1.7%
Leidos Holdings, Inc.	3,114	$159,437
MTU Aero Engines Holding AG	1,248	131,171
Saab AB	3,786	140,557

		$431,165
Alcoholic Beverages - 0.6%
Thai Beverage PLC	228,500	$139,234

Apparel Manufacturers - 0.3%
Burberry Group PLC	4,274	$76,418

Automotive - 4.9%
Harman International Industries, Inc.	1,573	$172,039
Koito Manufacturing Co. Ltd.	7,500	397,983
LKQ Corp. (a)	7,503	246,323
Stanley Electric Co. Ltd.	9,800	276,080
Thai Stanley Electric PLC	10,400	50,864
USS Co. Ltd.	4,800	78,074

		$1,221,363
Broadcasting - 1.4%
Nielsen Holdings PLC	3,316	$142,920
Nippon BS Broadcasting Corp.	14,900	144,447
Proto Corp.	6,400	73,261

		$360,628
Brokerage & Asset Managers - 1.9%
NASDAQ, Inc.	3,702	$237,261
Rathbone Brothers PLC	4,189	96,335
Raymond James Financial, Inc.	1,949	140,211

		$473,807
Business Services - 12.9%
Amadeus IT Holding S.A.	4,589	$207,970
Amsterdam Commodities N.V.	3,181	64,427
Asiakastieto Group Oyj	7,555	155,819
Auto Trader Group PLC	10,108	50,551
Babcock International Group PLC	7,117	85,041
Brenntag AG	928	48,848
Bright Horizons Family Solutions, Inc. (a)	4,817	331,506
Bunzl PLC	12,002	309,348
Cerved Information Solutions S.p.A.	18,880	152,576
Cielo S.A.	8,000	70,300
CoStar Group, Inc. (a)	614	117,342
Diploma PLC	5,980	70,295
Elior Participations SCA	8,408	174,437
Elis S.A.	4,492	69,842
Fiserv, Inc. (a)	1,629	170,426
FleetCor Technologies, Inc. (a)	1,471	219,679
Gartner, Inc. (a)	2,130	219,007
Global Payments, Inc.	2,525	173,089
Sodexo	561	61,360
Travelport Worldwide Ltd.	12,993	181,902

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
WNS (Holdings) Ltd., ADR (a)	4,214	$105,476
Zoopla Property Group PLC	44,662	187,146

		$3,226,387
Computer Software - 3.8%
Cadence Design Systems, Inc. (a)	6,600	$173,448
Linedata Services	1,941	87,203
OBIC Business Consultants Co. Ltd.	5,600	239,620
OBIC Co. Ltd.	4,600	205,946
Sabre Corp.	9,129	235,985

		$942,202
Computer Software - Systems - 3.1%
EMIS Group PLC	9,855	$114,674
Linx S.A.	10,700	55,840
NICE Systems Ltd., ADR	3,845	252,963
Servelec Group PLC	33,061	98,037
SS&C Technologies Holdings, Inc.	8,157	244,792

		$766,306
Conglomerates - 0.7%
DCC PLC	2,195	$168,353

Construction - 1.4%
Bovis Homes Group PLC	8,761	$89,119
Siteone Landscape Supply, Inc. (a)	3,954	132,459
Somfy S.A.	119	48,179
Volution Group PLC	47,845	89,945

		$359,702
Consumer Products - 1.3%
Hengan International Group Co. Ltd.	15,000	$118,062
Kobayashi Pharmaceutical Co. Ltd.	1,800	79,787
Mitsubishi Pencil Co. Ltd.	2,400	124,820

		$322,669
Consumer Services - 2.8%
51job, Inc., ADR (a)	1,815	$64,197
Asante, Inc.	13,000	195,106
Dignity PLC	7,120	217,457
Nord Anglia Education, Inc. (a)	8,956	214,944

		$691,704
Containers - 3.8%
Berry Plastics Group, Inc. (a)	6,106	$303,896
Fuji Seal International, Inc.	10,300	421,860
Mayr-Melnhof Karton AG	1,187	119,640
RPC Group PLC	7,494	100,985

		$946,381
Electrical Equipment - 1.3%
AMETEK, Inc.	4,192	$198,491
IMI PLC	4,901	59,481
Spectris PLC	2,513	64,237

		$322,209

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 0.6%
Analog Devices, Inc.	2,061	$153,009

Engineering - Construction - 0.7%
Promotora y Operadora de Infraestructura S.A.B. de C.V.	5,078	$44,746
Team, Inc. (a)	3,533	121,182

		$165,928
Entertainment - 1.5%
Live Nation, Inc. (a)	9,223	$255,293
Merlin Entertainment	22,864	124,671

		$379,964
Food & Beverages - 6.6%
Bakkafrost P/f	8,871	$374,066
Cranswick PLC	5,087	142,573
Fyffes PLC	86,790	134,296
Greencore Group PLC	42,100	153,286
Grupo Lala S.A.B. de C.V.	48,110	72,389
Leroy Seafood Group A.S.A.	3,428	190,049
M. Dias Branco S.A. Industria e Comercio de Alimentos	2,900	100,324
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	3,000	959
S Foods, Inc.	5,800	138,364
Scandi Standard AB	28,262	164,709
Total Produce PLC	100,940	186,254

		$1,657,269
Food & Drug Stores - 0.7%
Booker Group PLC	46,317	$99,909
Clicks Group Ltd.	9,019	77,271

		$177,180
Furniture & Appliances - 0.6%
SEB S.A.	1,179	$158,320

Gaming & Lodging - 1.0%
Paddy Power PLC	2,280	$238,774

General Merchandise - 3.3%
B&M European Value Retail S.A.	25,840	$80,503
Dollar Tree, Inc. (a)	1,580	139,293
Dollarama, Inc.	2,772	206,172
Five Below, Inc. (a)	4,869	191,644
Mr Price Group Ltd.	4,866	50,138
Seria Co. Ltd.	2,100	150,885

		$818,635
Insurance - 0.9%
Jardine Lloyd Thompson Group PLC	8,377	$100,516
Sony Financial Holdings, Inc.	9,300	137,754

		$238,270
Internet - 1.5%
LogMeIn, Inc.	1,812	$182,740
Rightmove PLC	4,152	190,604

		$373,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.3%
Thule Group AB	5,663	$79,055

Machinery & Tools - 3.7%
Allison Transmission Holdings, Inc.	7,267	$241,046
Daikin Industries Ltd.	1,700	162,736
Nissei ASB Machine Co. Ltd.	7,300	152,695
Ritchie Bros. Auctioneers, Inc.	4,450	170,124
Spirax Sarco Engineering PLC	2,062	110,191
WABCO Holdings, Inc. (a)	1,021	100,579

		$937,371
Medical & Health Technology & Services - 4.8%
Capital Senior Living Corp. (a)	9,886	$154,024
Healthcare Services Group, Inc.	5,486	213,680
INC Research Holdings, Inc., “A” (a)	2,243	111,029
MEDNAX, Inc. (a)	2,860	187,244
Miraca Holdings, Inc.	2,700	120,834
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	290,077	267,739
VCA, Inc. (a)	2,212	138,471

		$1,193,021
Medical Equipment - 6.7%
Fukuda Denshi Co. Ltd.	4,700	$257,362
Gerresheimer AG	2,190	159,806
Masimo Corp. (a)	2,154	133,268
Nakanishi, Inc.	2,200	81,505
NxStage Medical, Inc. (a)	7,253	179,294
PerkinElmer, Inc.	4,984	252,788
Sonova Holding AG	442	53,430
Steris PLC	3,931	257,913
Techno Medica Co. Ltd.	7,900	124,665
VWR Corp. (a)	6,298	171,306

		$1,671,337
Natural Gas - Pipeline - 0.5%
EQT Midstream Partners LP	1,661	$121,635

Oil Services - 1.0%
Aker Solutions ASA (a)	25,530	$114,820
Forum Energy Technologies, Inc. (a)	6,169	134,176

		$248,996
Other Banks & Diversified Financials - 1.3%
Element Fleet Management Corp.	13,051	$108,815
First Republic Bank	2,500	204,750

		$313,565
Pharmaceuticals - 0.4%
Genomma Lab Internacional S.A., “B” (a)	100,123	$107,004

Pollution Control - 0.8%
Clean Harbors, Inc. (a)	3,617	$191,158

Railroad & Shipping - 0.1%
StealthGas, Inc. (a)	9,676	$34,447

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 3.6%
Big Yellow Group PLC, REIT	14,932	$124,148
LEG Immobilien AG	1,523	115,412
Medical Properties Trust, Inc., REIT	8,249	98,328
OUTFRONT Media, Inc., REIT	5,416	136,537
STAG Industrial, Inc., REIT	4,923	116,232
Store Capital Corp., REIT	5,673	140,237
Tanger Factory Outlet Centers, Inc., REIT	4,769	164,387

		$895,281
Restaurants - 4.7%
Aramark	5,496	$189,117
Arcos Dorados Holdings, Inc. (a)	18,248	107,663
Dave & Buster’s, Inc. (a)	2,456	115,064
Domino’s Pizza Group PLC	34,616	151,590
Dunkin Brands Group, Inc.	3,305	179,428
Heian Ceremony Service Co.	16,833	114,937
Performance Food Group Co. (a)	4,954	104,528
U.S. Foods Holding Corp. (a)	6,803	155,517
Whitbread PLC	1,515	65,662

		$1,183,506
Special Products & Services - 0.5%
Boyd Group Income Fund, IEU	1,954	$126,043

Specialty Chemicals - 5.4%
Axalta Coating Systems Ltd. (a)	9,609	$253,870
Borregaard ASA	25,066	253,201
Croda International PLC	5,282	215,580
Ferroglobe PLC	9,037	103,112
Ferroglobe Representation and Warranty Insurance Trust (a)	9,037	0
IMCD Group NV	1,893	76,580
RPM International, Inc.	2,639	139,629
Symrise AG	3,359	203,314
Univar, Inc. (a)	4,112	102,389

		$1,347,675
Specialty Stores - 3.2%
Card Factory PLC	11,945	$38,022
Citi Trends, Inc.	6,307	109,490
Dufry AG (a)	1,326	164,071
Howden Joinery Group PLC	11,606	52,277
Just Eat PLC (a)	13,699	100,355
Tractor Supply Co.	1,731	129,946
Urban Outfitters, Inc. (a)	3,250	102,700
XXL ASA	8,190	97,160

		$794,021
Telecommunications - Wireless - 0.5%
Cellnex Telecom S.A.U.	8,267	$115,831

Telephone Services - 0.8%
Bezeq - The Israel Telecommunication Corp. Ltd.	66,669	$123,200
TDC A.S. (a)	16,813	85,546

		$208,746

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.6%
Swift Transportation Co. (a)	6,066	$151,468
Total Common Stocks		$24,529,381

Preferred Stocks - 0.2%
Specialty Chemicals - 0.2%
Fuchs Petrolub SE	1,529	$60,591

	First Exercise
Warrants - 0.3%
Consumer Products - 0.3%
Merrill Lynch International & Co. (Dabur India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/27/11	14,826	$61,454

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.46% (v)		204,942	$204,942
Total Investments			$24,856,368

Other Assets, Less Liabilities - 0.5%			127,309
Net Assets - 100.0%			$24,983,677

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,454, representing 0.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,127,713	$—	$0	$10,127,713
Japan	396,539	3,282,184	—	3,678,723
United Kingdom	3,627,311	—	—	3,627,311
Norway	1,029,296	—	—	1,029,296
Germany	719,141	—	—	719,141
Canada	611,154	—	—	611,154
France	599,340	—	—	599,340
Ireland	559,325	—	—	559,325
Sweden	384,321	—	—	384,321
Other Countries	2,795,812	519,290	—	3,315,102
Mutual Funds	204,942	—	—	204,942
Total Investments	$21,054,894	$3,801,474	$0	$24,856,368

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $3,536,462 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/16	$—
Received as part of corporate action	0
Balance as of 11/30/16	$0

The net change in unrealized appreciation (depreciation) from investments held as level 3 at November 30, 2016 is $0. At November 30, 2016, the fund held 1 level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$21,218,402
Gross unrealized appreciation	4,667,418
Gross unrealized depreciation	(1,029,452)
Net unrealized appreciation (depreciation)	$3,637,966

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	656,191	1,284,585	(1,735,834)	204,942

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$365	$204,942

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2016, are as follows:

United States	41.9%
Japan	14.7%
United Kingdom	14.5%
Norway	4.1%
Germany	2.9%
Canada	2.4%
France	2.4%
Ireland	2.2%
Sweden	1.5%
Other Countries	13.4%

QUARTERLY REPORT

November 30, 2016

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.6%
Aerospace - 2.1%
Leidos Holdings, Inc.	267,932	$13,718,123
TransDigm Group, Inc.	106,909	26,880,130

		$40,598,253
Alcoholic Beverages - 2.0%
Constellation Brands, Inc., “A”	258,039	$39,000,014

Apparel Manufacturers - 1.0%
Hanesbrands, Inc.	411,852	$9,567,322
PVH Corp.	92,148	9,762,159

		$19,329,481
Automotive - 2.1%
LKQ Corp. (a)	1,050,295	$34,481,185
Mobileye N.V. (a)	181,955	6,774,185

		$41,255,370
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc.	90,838	$11,135,830
Biomarin Pharmaceutical, Inc. (a)	180,522	15,458,099
Regeneron Pharmaceuticals, Inc. (a)	35,524	13,472,122

		$40,066,051
Brokerage & Asset Managers - 2.8%
Blackstone Group LP	430,777	$11,088,200
Intercontinental Exchange, Inc.	318,215	17,629,111
NASDAQ, Inc.	418,567	26,825,959

		$55,543,270
Business Services - 13.0%
Bright Horizons Family Solutions, Inc. (a)	747,987	$51,476,465
CoStar Group, Inc. (a)	35,209	6,728,792
Equifax, Inc.	266,373	30,486,390
Fidelity National Information Services, Inc.	201,722	15,570,921
Fiserv, Inc. (a)	286,276	29,950,195
FleetCor Technologies, Inc. (a)	263,312	39,323,014
Gartner, Inc. (a)	298,152	30,655,989
Global Payments, Inc.	348,788	23,909,417
Tyler Technologies, Inc. (a)	55,918	8,326,190
Verisk Analytics, Inc., “A” (a)	230,962	19,188,323

		$255,615,696
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)	81,411	$22,413,262

Computer Software - 2.6%
Akamai Technologies, Inc. (a)	150,643	$10,047,888
Cadence Design Systems, Inc. (a)	908,210	23,867,759
Sabre Corp.	700,332	18,103,582

		$52,019,229
Computer Software - Systems - 5.0%
Autodesk, Inc.	304,818	$22,132,835
Guidewire Software, Inc. (a)	169,633	9,450,254

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
NICE Systems Ltd., ADR	121,231	$7,975,787
ServiceNow, Inc. (a)	129,181	10,741,400
SS&C Technologies Holdings, Inc.	740,611	22,225,736
Vantiv, Inc., “A” (a)	446,451	25,193,230

		$97,719,242
Construction - 5.5%
Armstrong World Industries, Inc. (a)	184,994	$7,714,250
Fortune Brands Home & Security, Inc.	170,111	9,381,622
Lennox International, Inc.	138,205	20,546,937
Masco Corp.	231,930	7,340,585
Pool Corp.	212,012	21,330,527
Siteone Landscape Supply, Inc. (a)	221,138	7,408,123
Vulcan Materials Co.	280,361	35,227,360

		$108,949,404
Consumer Products - 1.5%
Newell Brands, Inc.	626,591	$29,456,043

Consumer Services - 1.8%
Nord Anglia Education, Inc. (a)(l)	626,877	$15,045,048
Priceline Group, Inc. (a)	8,590	12,916,611
ServiceMaster Global Holdings, Inc. (a)	173,634	6,636,291

		$34,597,950
Containers - 1.2%
CCL Industries, Inc.	73,028	$12,707,731
Crown Holdings, Inc. (a)	217,221	11,814,650

		$24,522,381
Electrical Equipment - 5.0%
Acuity Brands, Inc.	19,511	$4,905,261
AMETEK, Inc.	545,155	25,813,089
Amphenol Corp.	656,544	44,815,693
Mettler-Toledo International, Inc. (a)	55,011	22,665,632

		$98,199,675
Electronics - 4.5%
Inphi Corp. (a)	127,717	$5,768,977
Monolithic Power Systems, Inc.	196,899	16,153,594
NVIDIA Corp.	493,994	45,546,247
Silicon Laboratories, Inc. (a)	311,665	20,678,973

		$88,147,791
Energy - Independent - 1.2%
Energen Corp. (a)	192,182	$11,928,737
Parsley Energy, Inc., “A” (a)	311,829	11,896,276

		$23,825,013
Entertainment - 1.1%
Netflix, Inc. (a)	194,078	$22,707,126

Food & Beverages - 2.8%
Blue Buffalo Pet Products, Inc. (a)	390,748	$9,155,226
Chr. Hansen Holding A.S.	141,024	7,806,153
J.M. Smucker Co.	119,198	15,012,988

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Mead Johnson Nutrition Co., “A”	163,808	$11,808,919
Monster Worldwide, Inc. (a)	270,087	12,086,393

		$55,869,679
Gaming & Lodging - 1.2%
MGM Mirage (a)	560,819	$16,101,113
Paddy Power Betfair PLC	64,575	6,762,645

		$22,863,758
General Merchandise - 2.2%
Dollar Tree, Inc. (a)	328,337	$28,946,190
Five Below, Inc. (a)	352,183	13,861,923

		$42,808,113
Insurance - 1.4%
Aon PLC	246,415	$28,115,952

Internet - 0.8%
LogMeIn, Inc.	163,062	$16,444,803

Leisure & Toys - 1.5%
Electronic Arts, Inc. (a)	362,354	$28,712,931

Machinery & Tools - 6.0%
Colfax Corp. (a)	306,217	$11,516,821
Flowserve Corp.	437,099	20,740,348
Roper Technologies, Inc.	240,658	43,585,570
SPX FLOW, Inc. (a)	160,378	5,026,247
WABCO Holdings, Inc. (a)	250,597	24,686,310
Xylem, Inc.	240,361	12,397,820

		$117,953,116
Medical & Health Technology & Services - 1.8%
Henry Schein, Inc. (a)	166,180	$24,754,173
VCA, Inc. (a)	179,851	11,258,673

		$36,012,846
Medical Equipment - 7.4%
C.R. Bard, Inc.	146,829	$30,914,846
Cooper Cos., Inc.	100,080	16,462,159
DexCom, Inc. (a)	142,567	9,308,199
Edwards Lifesciences Corp.	122,631	10,159,978
Integra LifeSciences Holdings Corp. (a)	123,042	9,941,794
PerkinElmer, Inc.	636,838	32,300,423
Steris PLC	247,945	16,267,671
VWR Corp. (a)	733,452	19,949,894

		$145,304,964
Network & Telecom - 0.2%
Harris Corp.	47,949	$4,965,598

Other Banks & Diversified Financials - 3.2%
Element Fleet Management Corp.	967,796	$8,069,169
First Republic Bank	272,595	22,325,531
Mastercard, Inc., “A”	256,067	26,170,047
Zions Bancorporation	179,909	7,158,579

		$63,723,326

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pollution Control - 0.6%
Clean Harbors, Inc. (a)	232,979	$12,312,940

Railroad & Shipping - 1.0%
Kansas City Southern Co.	212,264	$18,829,939

Real Estate - 1.0%
Extra Space Storage, Inc., REIT	281,693	$19,763,581

Restaurants - 3.9%
Aramark	1,138,049	$39,160,266
Domino’s Pizza Group PLC	1,644,897	7,203,333
Domino’s Pizza, Inc.	80,409	13,511,928
Dunkin Brands Group, Inc.	325,923	17,694,360

		$77,569,887
Specialty Chemicals - 1.3%
Axalta Coating Systems Ltd. (a)	564,644	$14,917,894
Univar, Inc. (a)	404,874	10,081,363

		$24,999,257
Specialty Stores - 5.2%
Lululemon Athletica, Inc. (a)	152,238	$8,676,044
O’Reilly Automotive, Inc. (a)	119,290	32,745,105
Ross Stores, Inc.	538,077	36,368,624
Tractor Supply Co.	328,642	24,671,155

		$102,460,928
Telecommunications - Wireless - 1.6%
SBA Communications Corp. (a)	311,694	$30,845,238
Total Common Stocks		$1,943,522,107

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.46% (v)	31,461,903	$31,461,903

Collateral for Securities Loaned - 0.0%
JPMorgan U.S. Government Money Market Fund, 0.30% (j)	$630,500	$630,500
Total Investments		$1,975,614,510

Other Assets, Less Liabilities - (0.2)%		(3,983,441)
Net Assets - 100.0%		$1,971,631,069

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,943,522,107	$—	$—	$1,943,522,107
Mutual Funds	32,092,403	—	—	32,092,403
Total Investments	$1,975,614,510	$—	$—	$1,975,614,510

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,558,911,994
Gross unrealized appreciation	439,758,372
Gross unrealized depreciation	(23,055,856)
Net unrealized appreciation (depreciation)	$416,702,516

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,738,439	84,460,435	(81,736,971)	31,461,903

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$238	$—	$36,544	$31,461,903

6

QUARTERLY REPORT

November 30, 2016

MFS® U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 99.4%
Fannie Mae, 0.305%, due 12/01/2016	$6,421,000	$6,421,000
Fannie Mae, 0.305%, due 12/01/2016	6,430,000	6,430,000
Fannie Mae, 0.254%, due 12/21/2016	7,000,000	6,999,028
Fannie Mae, 0.417%, due 1/11/2017	6,206,000	6,203,102
Fannie Mae, 0.386%, due 1/18/2017	6,600,000	6,596,665
Fannie Mae, 0.397%, due 1/20/2017	5,000,000	4,997,292
Fannie Mae, 0.356%, due 2/01/2017	5,481,000	5,477,696
Fannie Mae, 0.387%, due 2/01/2017	6,000,000	5,996,073
Federal Farm Credit Bank, 0.254%, due 12/09/2016	4,000,000	3,999,778
Federal Farm Credit Bank, 0.285%, due 12/15/2016	6,275,000	6,274,317
Federal Farm Credit Bank, 0.437%, due 1/30/2017	3,900,000	3,897,205
Federal Farm Credit Bank, 0.428%, due 2/22/2017	6,000,000	5,994,190
Federal Home Loan Bank, 0.264%, due 12/02/2016	6,860,000	6,859,950
Federal Home Loan Bank, 0.299%, due 12/02/2016	12,965,000	12,964,894
Federal Home Loan Bank, 0.336%, due 12/02/2016	3,680,000	3,679,966
Federal Home Loan Bank, 0.351%, due 12/02/2016	1,900,000	1,899,982
Federal Home Loan Bank, 0.254%, due 12/05/2016	11,426,000	11,425,683
Federal Home Loan Bank, 0.28%, due 12/12/2016	7,386,000	7,385,379
Federal Home Loan Bank, 0.28%, due 12/13/2016	3,364,000	3,363,692
Federal Home Loan Bank, 0.397%, due 1/04/2017	11,691,000	11,686,694
Federal Home Loan Bank, 0.305%, due 1/06/2017	8,094,000	8,091,572
Federal Home Loan Bank, 0.326%, due 1/06/2017	12,970,000	12,965,850
Federal Home Loan Bank, 0.356%, due 1/11/2017	5,335,000	5,332,873
Federal Home Loan Bank, 0.326%, due 1/13/2017	124,000	123,953
Federal Home Loan Bank, 0.366%, due 1/13/2017	13,013,000	13,007,404
Federal Home Loan Bank, 0.356%, due 1/18/2017	13,129,000	13,122,873
Federal Home Loan Bank, 0.457%, due 1/18/2017	9,333,000	9,327,413
Federal Home Loan Bank, 0.361%, due 1/25/2017	5,400,000	5,397,071
Freddie Mac, 0.254%, due 12/06/2016	6,000,000	5,999,791
Freddie Mac, 0.315%, due 12/20/2016	219,000	218,964
Freddie Mac, 0.325%, due 1/03/2017	9,703,000	9,700,154
Freddie Mac, 0.438%, due 1/19/2017	13,378,000	13,370,170
Freddie Mac, 0.387%, due 1/23/2017	7,900,000	7,895,580
Freddie Mac, 0.407%, due 1/23/2017	8,000,000	7,995,289
Freddie Mac, 0.346%, due 1/30/2017	12,000,000	11,993,200
Freddie Mac, 0.346%, due 2/06/2017	9,786,000	9,779,808
Freddie Mac, 0.361%, due 2/07/2017	13,215,000	13,206,139
Freddie Mac, 0.402%, due 2/23/2017	5,542,000	5,536,892
U.S. Treasury Bill, 0.275%, due 12/08/2016	2,320,000	2,319,878
U.S. Treasury Bill, 0.331%, due 12/08/2016	3,221,000	3,220,796
U.S. Treasury Bill, 0.351%, due 12/15/2016	6,410,000	6,409,140
U.S. Treasury Bill, 0.374%, due 12/15/2016	5,695,000	5,694,186
U.S. Treasury Bill, 0.326%, due 1/05/2017	11,826,000	11,822,321
U.S. Treasury Bill, 0.351%, due 1/12/2017	4,000,000	3,998,390
U.S. Treasury Bill, 0.359%, due 1/12/2017	13,012,000	13,006,649
U.S. Treasury Bill, 0.336%, due 1/26/2017	13,185,000	13,178,232
U.S. Treasury Bill, 0.387%, due 1/26/2017	1,055,000	1,054,376
U.S. Treasury Bill, 0.356%, due 2/09/2017	4,100,000	4,097,210
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$346,418,760

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements - 0.8%
Bank of America N.A., Repurchase Agreement, 0.26%, dated 11/30/2016, due 12/01/2016, total to be received $2,614,019 (secured by U.S. Federal Agency obligations valued at $2,671,863 in a jointly traded account), at Cost and Value	$2,614,000	$2,614,000
Total Investments, at Amortized Cost and Value		$349,032,760
Other Assets, Less Liabilities - (0.2)%		(626,762)
Net Assets - 100.0%		$348,405,998

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$349,032,760	$—	$349,032,760

For further information regarding security characteristics, see the Portfolio of Investments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2017

*	Print name and title of each signing officer under his or her signature.